Segment Information, Reconciliation of Total Segment Assets to Total Assets (Details) - USD ($)		Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023
Segment Information [Abstract]
Total assets		$ 602,265,911	$ 605,041,979
Cash and cash equivalents		230,137,481	111,383,645	$ 28,574,177
Operating Segment [Member] | Dry Bulk Segment [Member]
Segment Information [Abstract]
Total assets		149,400,998	259,759,770
Operating Segment [Member] | Containership Segment [Member]
Segment Information [Abstract]
Total assets		43,644,662	46,202,603
Segment Reconciling Items [Member]
Segment Information [Abstract]
Cash and cash equivalents	[1]	227,613,893	103,822,505
Prepaid expenses and other assets	[1]	$ 181,606,358	$ 195,257,101

[1]	Refers to assets of other, non-vessel owning, entities included in the unaudited interim condensed consolidated financial statements.